Organization and Principal Activities (Details) - Schedule of Major Subsidiaries and Consolidating VIEs	12 Months Ended
Dec. 31, 2022
ETAO International Medical Technology Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 31, 2020
Percentage of effective ownership	100%
Principal Activities	WFOE, Technology
Aaliance Insurance Brokers Co., Ltd and its Twenty branches in China [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 14, 2010
Percentage of effective ownership	VIE, 85% owned
Principal Activities	Insurance Broker
Shanghai Weimin Info-tech Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Nov. 10, 2017
Percentage of effective ownership	100% owned subsidiary of 85% owned VIE
Principal Activities	Software, online advertising support
Shandong Duorui Info-tech Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 06, 2019
Percentage of effective ownership	70% owned subsidiary of 85% owned VIE
Principal Activities	Software, online advertising support
Shandong Jingkai Info-tech Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 11, 2020
Percentage of effective ownership	70% owned subsidiary of 85% owned VIE
Principal Activities	Software, online advertising support
Jiangxi Qianhu Healthcare Group (Qianhu) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 01, 2019
Percentage of effective ownership	51% owned VIE
Principal Activities	Cosmetology Hospital
Changsha Zhuoermei Medical Cosmetology Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Feb. 14, 2010
Percentage of effective ownership	100% owned subsidiary of 51% owned VIE
Principal Activities	Cosmetology Hospital
Yichun Aicite Medical Cosmetology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 06, 2018
Percentage of effective ownership	100% owned subsidiary of 51% owned VIE
Principal Activities	Cosmetology Hospital
Nanchang Ailaifu Medical Cosmetology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Sep. 11, 2015
Percentage of effective ownership	80% owned subsidiary of 51% owned VIE
Principal Activities	Cosmetology Hospital
Nanchang Hongpingguo Medical Cosmetology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Sep. 30, 2016
Percentage of effective ownership	80% owned subsidiary of 51% owned VIE
Principal Activities	Cosmetology Hospital
Changsha Keyanmei Medical Cosmetology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 23, 2015
Percentage of effective ownership	51% owned subsidiary of 51% owned VIE
Principal Activities	Cosmetology Hospital
Hangzhou Six D Dental Medical Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 30, 2010
Percentage of effective ownership	51% owned VIE
Principal Activities	Dental
Quzhou Six D Dental Clinic Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 16, 2015
Percentage of effective ownership	51% owned subsidiary of 51% owned VIE
Principal Activities	Dental
Hangzhou Sunsmile Dental Clinic [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 18, 2017
Percentage of effective ownership	60% owned subsidiary of 51% owned VIE
Principal Activities	Dental
Chain Workshop (Beijing) Co.,Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 27, 2003
Percentage of effective ownership	100% owned VIE
Principal Activities	AI, online healthcare
Shenzhen Gingularity Information Technology Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Feb. 17, 2017
Percentage of effective ownership	100% owned subsidiary of 100% owned VIE
Principal Activities	AI, online healthcare
Nanjing Changguan Info-tech Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 05, 2010
Percentage of effective ownership	51% owned subsidiary of 100% owned VIE
Principal Activities	AI, online healthcare
Hunan Zhichao Healthcare Technology Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 17, 2017
Percentage of effective ownership	51% owned VIE
Principal Activities	Healthcare technology
Henyang Kangning Health Management Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 28, 2015
Percentage of effective ownership	51% owned VIE
Principal Activities	Health management
Guiyang Tianlun Infertility Hospital Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 29, 2021
Percentage of effective ownership	51% owned VIE
Principal Activities	Hospital
Mengzhou Minsheng Hospital Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 11, 2018
Percentage of effective ownership	51% owned VIE
Principal Activities	Hospital
Changxing Zhizhou Hospital Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 05, 2019
Percentage of effective ownership	51% owned VIE
Principal Activities	Hospital
Beijing Baihuabaihui Biotech Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 22, 2014
Percentage of effective ownership	55% owned VIE
Principal Activities	Bio-tech
Beijing Dnurse Technology Co.,Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 30, 2013
Percentage of effective ownership	67.39% owned VIE
Principal Activities	Nursing